Supplemental Financial Information - Financial Income and Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Income Statement Elements [Abstract]
Interest income	$ 3	$ 3	$ 4
Interest expense	(145)	(182)	(270)
Total interest expense, net	(142)	(179)	(266)
Net gain (loss) on extinguishment of debt	(3)	(114)	(161)
Foreign exchange rate results	(246)	62	28
Miscellaneous financing costs/income, net	(19)	(43)	(38)
Total other financial income and expense	(268)	(95)	(171)
Total	$ (410)	$ (274)	$ (437)